Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8. INCOME TAXES

As discussed in Note 1, the Company will elect and intends to qualify to be taxed as a REIT. As a REIT, the Company will generally not be subject to federal income tax on its REIT taxable income to the extent that it distributes its REIT taxable income to its shareholders and satisfies the ongoing REIT requirements, including meeting certain asset, income and stock ownership tests. A REIT must generally distribute at least 90% of its REIT taxable income to its shareholders, of which 85% generally must be distributed within the taxable year, in order to avoid the imposition of an excise tax. The remaining balance may be distributed up to the end of the following taxable year, provided the REIT elects to treat such amount as a prior year distribution and meets certain other requirements. It is generally the Company’s policy to distribute to its shareholders all of the Company’s REIT taxable income.

REIT taxable income (loss) is computed in accordance with the Code, which is different than the Company’s financial statement net income (loss) computed in accordance with GAAP. All of the Company’s estimated REIT taxable income or loss prior to the completion of the Company’s IPO is included in the consolidated tax return of Bimini.

The Company has elected to treat approximately $0.1 million of the January 2014 dividend as having been paid with respect to 2013 in order to reduce REIT taxable income for 2013 to zero. Accordingly, no income tax provision was recorded for 2013.

As of December 31, 2013, Orchid had approximately $5.2 million of capital loss carryforwards that can be utilized to offset future capital gains.

In general, common stock dividends declared by the Company will be considered ordinary income to stockholders for income tax purposes. From time to time, a portion of the Company’s dividends may be characterized as capital gains or return of capital. For the tax period ended December 31, 2013, all income distributed in the form of dividends declared is considered characterized as ordinary income.